Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating leases [Abstract]
Operating leases right-of-use assets	$ 2.7
Current operating lease liabilities	$ 3.4	$ 0.0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Long-term operating lease liabilities	$ 6.5
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent
Components of Lease Cost [Abstract]
Operating lease cost	$ 21.2
Short-term lease cost	0.5
Total lease cost	21.7
Sublease income	0.7
Supplemental Cash Flow Information [Abstract]
Cash payments for onerous lease contracts	3.6
Operating cash flows from operating leases	0.9
Total lease payments	$ 4.5
Weighted average remaining lease term for operating leases (years)	1 year 2 months 5 days
Weighted average discount rate for operating leases	6.38%
Maturities of Lease Liabilities [Abstract]
2020	$ 5.1
2021	4.2
2022	1.4
2023	0.4
2024	0.4
Thereafter	1.4
Total lease payments	12.9
Less interest	(3.0)
Present value of lease liability	$ 9.9
Maturities of Lease Liabilities [Abstract]
2019		$ 4.6
2020		3.6
2021		3.6
2022		0.5
2023		0.0
Thereafter		0.0
Total lease payments		$ 12.3